Restructuring and Other Charges - Additional Information (Detail) $ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	May 12, 2017 USD ($)	Jul. 22, 2015 People	Jan. 31, 2013 USD ($)	Mar. 31, 2016	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost							$ 72	$ 36	$ 63
Non- cash charges							3	6	10
Effect on Future Cash Flows, Amount			$ 60
Restructuring and related cost allowed to be excluded from the calculation of financial covenant ratios, 2017	$ 35
Restructuring and related cost allowed to be excluded from the calculation of financial covenant ratios, 2018	25
Restructuring and related cost allowed to be excluded from the calculation of financial covenant ratios, 2019	25
Restructuring and related cost allowed to be excluded from the calculation of financial covenant ratios, 2020	25
Restructuring and related cost allowed to be excluded from the calculation of financial covenant ratios, 2021	25
Restructuring and related cost allowed to be excluded from the calculation of financial covenant ratios, 2022	25
Restructuring And Related Costs And Litigation Costs Allowed To Be Excluded From Calculation Of Financial Covenant Ratios	$ 150						185
Europe
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost						$ 20			22
AUSTRALIA
Restructuring Cost and Reserve [Line Items]
Non- cash charges							2
Reduction in Structural Costs | Europe
Restructuring Cost and Reserve [Line Items]
Restructuring Plan, Cost Reduction Initiative, Annualized Run Rate						49
Restructuring Plan, Cost Reduction Initiative, Target Reduction Amount At Current Exchange Rates						$ 55
Reduction in Structural Costs | AUSTRALIA
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost							21
Discontinuationof Marzocchi Motor Bike Fork Suspension Business Mountain Bike Businessand Liquidationof Marzocchi Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost									29
Number of positions eliminated		138
Discontinuationof Marzocchi Motor Bike Fork Suspension Business Mountain Bike Businessand Liquidationof Marzocchi Operations [Member] | Bologna Italy [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | People		127
Discontinuationof Marzocchi Motor Bike Fork Suspension Business Mountain Bike Businessand Liquidationof Marzocchi Operations [Member] | North Americaand Taiwan [Member]
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | People		11
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost							41	17	46
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost							28	12	11
Engineering Expense
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost								1	1
Other Expense
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost								2	1
Depreciation and Amortization
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost							3	$ 4	$ 4
Quantum Capital Partners A.G
Restructuring Cost and Reserve [Line Items]
Manufacturing agreement (in years)				3 years
Facility Closing [Member] | Beijing, China [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost							6
Facility Closing [Member] | Belgium
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost					$ 10
Asset write down							1
Cost Improvement Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost							$ 35